BASIS OF PREPARATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Vessels and Equipment Estimated Lives (Details)	12 Months Ended
Dec. 31, 2020
Vessels (excluding converted FSRUs)
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	40 years
Vessels - converted FSRUs
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	20 years
Drydocking expenditure
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	5 years
Mooring equipment
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	11 years